Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available for sale fixed maturities and equity securities
Gross Unrealized, Losses	$ (249)
U.S. Government and government agencies [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	363	453
Fair Value	382	467
Gross Unrealized, Gains	19	15
Gross Unrealized, Losses		(1)
States, municipalities and political subdivisions [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	3,613	2,927
Fair Value	3,877	2,939
Gross Unrealized, Gains	267	53
Gross Unrealized, Losses	(3)	(41)
Foreign government [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	236	269
Fair Value	254	278
Gross Unrealized, Gains	18	9
Residential Mortgage Backed Securities [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	3,858	3,781
Fair Value	3,848	3,875
Gross Unrealized, Gains	170	222
Gross Unrealized, Losses	(180)	(128)
Commercial Mortgage Backed Securities [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	2,628	1,972
Fair Value	2,840	2,123
Gross Unrealized, Gains	218	153
Gross Unrealized, Losses	(6)	(2)
All Other Corporate [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	9,864	9,088
Fair Value	10,606	9,646
Gross Unrealized, Gains	802	602
Gross Unrealized, Losses	(60)	(44)
Fixed Maturity Securities [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	20,562	18,490
Fair Value	21,807	19,328
Gross Unrealized, Gains	1,494	1,054
Gross Unrealized, Losses	(249)	(216)
Common Stocks [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	610	312
Fair Value	797	543
Gross Unrealized, Gains	207	232
Gross Unrealized, Losses	(20)	(1)
Perpetual preferred stocks [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	134	146
Fair Value	131	147
Gross Unrealized, Gains	5	6
Gross Unrealized, Losses	$ (8)	$ (5)